INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

10.	INCOME TAX EXPENSE

The income tax expense can be reconciled to the loss before tax per the consolidated statement of loss and comprehensive loss as follows:

	2026	2025	2024
	HK$	HK$	HK$

Loss for the period before income tax	(13,113,273)	(5,982,220)	(7,921,940)

Tax at the domestic income tax rate of 16.5%	(2,163,690)	(987,066)	(1,307,120)
Tax effect of income not taxable for tax purpose	(16,819)	(2,790)	(5,155)
Tax effect of expenses not deductible	1,378,496	902,707	594,476
Tax effect of change in valuation allowance	802,013	87,149	717,799

Income tax expense	-	-	-

Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for both years.

No provision for Hong Kong Profits Tax is made for the years ended March 31, 2026, 2025 and 2024 as the Group has no assessable profit arising in Hong Kong or the assessable profits are wholly absorbed by tax losses brought forward from prior years.

At the end of the reporting period, the Group has unused tax losses of approximately HK$42,391,997 (2025: HK$40,958,937) available for offset against future profits. Such losses may be carried forward indefinitely.

	2026	2025	2024
	HK$	HK$	HK$

Deferred Tax Assets:
Net operating loss carryforwards	6,994,679	6,758,225	7,240,421

Gross deferred tax assets	6,994,679	6,758,225	7,240,421
Valuation Allowance	(5,174,215)	(4,372,203)	(4,285,053)

Deferred tax assets, net of valuation allowance	1,820,464	2,386,022	2,955,368

Deferred tax liabilities:
Property and equipment	(1,820,464)	(2,386,022)	(2,955,368)

Deferred Tax Liabilities	(1,820,464)	(2,386,022)	(2,955,368)

Deferred tax assets (liabilities), net	-	-	-

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)